INVENTORY	12 Months Ended
Dec. 31, 2018
INVENTORY
INVENTORY

9.     INVENTORY

	December 31,	December 31,	December 31,
	2018	2017	2016
Raw materials	$242,300	$175,487	$83,934
Work in progress	2,435	171,599	62,040
Finished goods	14,007	51,470	50,749
	$258,742	$398,556	$196,723

During the years ended December 31, 2018 and 2017 the Company did not write down any inventory.  During the year ended December 31, 2018, $366,258 of inventory was expensed in cost of goods sold (2017: $752,810 and 2016: $4,082,504).